Lease - Future Minimum Lease Payments (Detail)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Total	¥ 90,798,000		¥ 101,988,000	¥ 91,654,000
Lease liabilities due within one year	31,961,000	$ 4,524,000	31,878,000
Lease liabilities due after one year	58,837,000	8,328,000	70,110,000
Douyu [Member]
2020 (July-December)	30,676,101
2021	39,584,250
2022	12,401,942
2023	3,257,440
2024 and thereafter	0
Total undiscounted cash flows	85,919,733
Less: imputed interest	3,157,874
Total	82,761,859
Lease liabilities due within one year	44,485,430	6,296,504	0
Lease liabilities due after one year	¥ 38,276,429	$ 5,417,677	¥ 0